Vanguard Intermediate-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	8.125%	5/15/21	720	804
United States Treasury Note/Bond	8.125%	8/15/21	945	1,069
United States Treasury Note/Bond	1.750%	5/15/22	28,300	28,181
United States Treasury Note/Bond	1.750%	5/31/22	95,111	94,694
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,368
United States Treasury Note/Bond	1.750%	6/30/22	52,684	52,478
United States Treasury Note/Bond	2.125%	6/30/22	27,359	27,547
United States Treasury Note/Bond	1.875%	7/31/22	32,455	32,435
United States Treasury Note/Bond	2.000%	7/31/22	110,575	110,920
United States Treasury Note/Bond	1.625%	8/15/22	7,552	7,488
United States Treasury Note/Bond	7.250%	8/15/22	975	1,135
United States Treasury Note/Bond	1.625%	8/31/22	40,710	40,360
United States Treasury Note/Bond	1.875%	8/31/22	18,582	18,568
United States Treasury Note/Bond	1.750%	9/30/22	22,750	22,643
United States Treasury Note/Bond	1.875%	9/30/22	29,652	29,638
United States Treasury Note/Bond	1.875%	10/31/22	9,810	9,801
United States Treasury Note/Bond	2.000%	10/31/22	30,070	30,164
United States Treasury Note/Bond	1.625%	11/15/22	68,581	67,938
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,469
United States Treasury Note/Bond	2.000%	11/30/22	128,499	128,900
United States Treasury Note/Bond	2.125%	12/31/22	62,548	63,028
United States Treasury Note/Bond	1.750%	1/31/23	53,066	52,768
United States Treasury Note/Bond	2.375%	1/31/23	33,680	34,233
United States Treasury Note/Bond	2.000%	2/15/23	40,368	40,494
United States Treasury Note/Bond	7.125%	2/15/23	2,968	3,516
United States Treasury Note/Bond	1.500%	2/28/23	87,282	85,987
United States Treasury Note/Bond	2.625%	2/28/23	48,500	49,743
United States Treasury Note/Bond	1.500%	3/31/23	48,045	47,317
United States Treasury Note/Bond	2.500%	3/31/23	24,000	24,525
United States Treasury Note/Bond	1.625%	4/30/23	41,430	40,977
United States Treasury Note/Bond	2.750%	4/30/23	20,000	20,625
United States Treasury Note/Bond	1.750%	5/15/23	84,815	84,271
United States Treasury Note/Bond	1.625%	5/31/23	36,775	36,361
United States Treasury Note/Bond	2.750%	5/31/23	71,015	73,268
United States Treasury Note/Bond	1.375%	6/30/23	103,375	101,162
United States Treasury Note/Bond	2.625%	6/30/23	25,960	26,678
United States Treasury Note/Bond	1.250%	7/31/23	42,645	41,506
United States Treasury Note/Bond	2.750%	7/31/23	45,075	46,561
United States Treasury Note/Bond	2.500%	8/15/23	50,545	51,722
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,347
United States Treasury Note/Bond	1.375%	8/31/23	36,915	36,090
United States Treasury Note/Bond	2.750%	8/31/23	57,434	59,372
United States Treasury Note/Bond	1.375%	9/30/23	67,240	65,685
United States Treasury Note/Bond	2.875%	9/30/23	45,870	47,669
United States Treasury Note/Bond	1.625%	10/31/23	50,095	49,445
United States Treasury Note/Bond	2.875%	10/31/23	77,730	80,827
United States Treasury Note/Bond	2.750%	11/15/23	80,805	83,608
United States Treasury Note/Bond	2.125%	11/30/23	72,565	73,166
United States Treasury Note/Bond	2.875%	11/30/23	61,100	63,601

United States Treasury Note/Bond	2.250%	12/31/23	43,429	44,026
United States Treasury Note/Bond	2.625%	12/31/23	62,600	64,497
United States Treasury Note/Bond	2.250%	1/31/24	54,503	55,252
United States Treasury Note/Bond	2.500%	1/31/24	62,700	64,278
United States Treasury Note/Bond	2.750%	2/15/24	136,925	141,931
United States Treasury Note/Bond	2.125%	2/29/24	38,999	39,328
United States Treasury Note/Bond	2.375%	2/29/24	27,900	28,471
United States Treasury Note/Bond	2.125%	3/31/24	56,613	57,099
United States Treasury Note/Bond	2.000%	4/30/24	28,015	28,090
United States Treasury Note/Bond	2.250%	4/30/24	49,900	50,641
United States Treasury Note/Bond	2.500%	5/15/24	127,722	131,075
United States Treasury Note/Bond	2.000%	5/31/24	88,709	89,042
United States Treasury Note/Bond	2.000%	6/30/24	40,122	40,235
United States Treasury Note/Bond	2.125%	7/31/24	41,248	41,609
United States Treasury Note/Bond	2.375%	8/15/24	95,812	97,803
United States Treasury Note/Bond	1.875%	8/31/24	75,670	75,398
United States Treasury Note/Bond	2.125%	9/30/24	37,926	38,246
United States Treasury Note/Bond	2.250%	10/31/24	51,550	52,307
United States Treasury Note/Bond	2.250%	11/15/24	80,896	82,059
United States Treasury Note/Bond	7.500%	11/15/24	340	436
United States Treasury Note/Bond	2.125%	11/30/24	69,830	70,419
United States Treasury Note/Bond	2.250%	12/31/24	69,790	70,815
United States Treasury Note/Bond	2.500%	1/31/25	26,550	27,297
United States Treasury Note/Bond	2.000%	2/15/25	112,278	112,400
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,295
United States Treasury Note/Bond	2.750%	2/28/25	61,658	64,240
United States Treasury Note/Bond	2.625%	3/31/25	60,157	62,281
United States Treasury Note/Bond	2.875%	4/30/25	24,274	25,476
United States Treasury Note/Bond	2.125%	5/15/25	75,360	75,925
United States Treasury Note/Bond	2.875%	5/31/25	29,500	30,975
United States Treasury Note/Bond	2.750%	6/30/25	25,000	26,078
United States Treasury Note/Bond	2.875%	7/31/25	90,070	94,629
United States Treasury Note/Bond	2.000%	8/15/25	91,425	91,397
United States Treasury Note/Bond	6.875%	8/15/25	14,398	18,454
United States Treasury Note/Bond	2.750%	8/31/25	57,705	60,230
United States Treasury Note/Bond	3.000%	9/30/25	34,900	36,950
United States Treasury Note/Bond	3.000%	10/31/25	36,000	38,138
United States Treasury Note/Bond	2.250%	11/15/25	99,910	101,315
United States Treasury Note/Bond	2.875%	11/30/25	48,150	50,670
United States Treasury Note/Bond	2.625%	12/31/25	43,995	45,638
United States Treasury Note/Bond	2.625%	1/31/26	44,300	45,961
United States Treasury Note/Bond	1.625%	2/15/26	95,095	92,747
United States Treasury Note/Bond	6.000%	2/15/26	6,295	7,851
United States Treasury Note/Bond	2.500%	2/28/26	50,125	51,629
United States Treasury Note/Bond	2.250%	3/31/26	41,160	41,752
United States Treasury Note/Bond	2.375%	4/30/26	40,450	41,360
United States Treasury Note/Bond	1.625%	5/15/26	119,050	115,925
United States Treasury Note/Bond	2.125%	5/31/26	50,000	50,313
United States Treasury Note/Bond	1.500%	8/15/26	122,692	118,282
United States Treasury Note/Bond	2.000%	11/15/26	86,495	86,197
United States Treasury Note/Bond	6.500%	11/15/26	4,000	5,221
United States Treasury Note/Bond	2.250%	2/15/27	106,480	107,927
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,985
United States Treasury Note/Bond	2.375%	5/15/27	106,065	108,451
United States Treasury Note/Bond	2.250%	8/15/27	114,680	116,114
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,964
United States Treasury Note/Bond	2.250%	11/15/27	86,005	86,999

United States Treasury Note/Bond	6.125%	11/15/27	7,800	10,217
United States Treasury Note/Bond	2.750%	2/15/28	82,985	87,212
United States Treasury Note/Bond	2.875%	5/15/28	94,647	100,489
United States Treasury Note/Bond	2.875%	8/15/28	122,588	130,250
United States Treasury Note/Bond	5.500%	8/15/28	8,322	10,656
United States Treasury Note/Bond	3.125%	11/15/28	120,538	130,746
United States Treasury Note/Bond	5.250%	11/15/28	15,100	19,109
United States Treasury Note/Bond	2.625%	2/15/29	111,600	116,343
United States Treasury Note/Bond	5.250%	2/15/29	11,762	14,952
United States Treasury Note/Bond	2.375%	5/15/29	43,600	44,527
Total U.S. Government and Agency Obligations (Cost $6,135,725)				6,293,776
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost
$27,146)	2.527%		271,419	27,147
Total Investments (100.0%) (Cost $6,162,871)				6,320,923
Other Assets and Liabilities-Net (0.0%)				2,136
Net Assets (100%)				6,323,059

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,293,776	—

Intermediate-Term Treasury Index Fund

Temporary Cash Investments	27,147	—	—
Total	27,147	6,293,776	—